FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES
Research and development	$ (923,664)	$ (1,486,978)	$ (3,391,012)
Total operating expenses	(11,325,195)	(11,228,385)	(174,527,577)
(Loss) income from operations	26,224,690	32,034,956	(200,631,180)
Interest income	493,995	324,118	149,752
Exchange gain	640,678	$ (55,792)	11,875
Income tax expense	(1,137,821)		(1,271,765)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	12,956,889	$ 16,649,176	(70,943,484)
Other comprehensive (loss) income:
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	1,700,019	12,987,163	(66,795,294)
Parent Company [Member]
OPERATING EXPENSES
General and administrative	$ (4,142,634)	(2,738,085)	(2,979,454)
Research and development		(12,310)	(76,646)
Total operating expenses	$ (4,142,634)	(2,750,395)	(3,056,100)
(Loss) income from operations	(4,142,634)	(2,750,395)	(3,056,100)
Interest income	1,641	$ 8,144	$ 3,130
Exchange gain	118,679
Income tax expense	(108,992)
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(4,131,306)	$ (2,742,251)	$ (3,052,970)
Equity in (losses) earnings of subsidiaries	17,088,195	19,391,427	(67,890,514)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	12,956,889	16,649,176	(70,943,484)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(11,256,870)	(3,662,013)	4,148,190
Total other comprehensive income (loss)	(11,256,870)	(3,662,013)	4,148,190
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	$ 1,700,019	$ 12,987,163	$ (66,795,294)